Sep. 30, 2021
Federated Hermes MDT Market Neutral FundA Portfolio of Federated Hermes Adviser SeriesCLASS A SHARES (TICKER QAMNX) INSTITUTIONAL SHARES (TICKER QQMNX)SUPPLEMENT TO CURRENT SUMMARY PROSPECTUS AND PROSPECTUSThe Federated Hermes Fund listed in the table below has entered into an Agreement and Plan of Reorganization (the “Agreement”) providing for: (i) the acquisition of all or substantially all of the assets of the corresponding Hancock Horizon Fund listed in the table below (which offers the classes listed in the table below) (the “Hancock Shares”) in exchange solely for shares of the corresponding Federated Hermes Fund (the “Federated Hermes Shares”); (ii) the distribution of the Federated Hermes Shares to the holders of the corresponding outstanding Hancock Shares; and (iii) the liquidation and termination of the Hancock Horizon Fund upon the terms and conditions set forth in the Agreement (the “Reorganization”).The above-described Reorganization was approved by the Hancock Horizon Fund’s shareholders at a special meeting of shareholders held on September 10, 2021, and the Reorganization became effective at 4:00 p.m. Eastern time on September 24, 2021. Accordingly, the “Termination Date” of the voluntary waiver and/or reimbursement of expenses described in the footnote to the table in the section entitled “Risk/Return Summary: Fees and Expenses” shall be changed to the later of: (a) November 1, 2022; or (b) the date of the next effective Prospectus of the Federated Hermes Fund.Hancock Horizon Fund(a series of The Advisors’Inner Circle Fund II)Federated Hermes Fund(a series of FederatedHermes Adviser Series)Hancock Horizon QuantitativeLong/Short FundFederated Hermes MDT MarketNeutral FundInstitutional Class SharesInstitutional SharesInvestor Class SharesClass A SharesSeptember 29, 2021Federated Hermes MDT Market Neutral Fund Federated Hermes Funds 4000 Ericsson Drive Warrendale, PA 15086-7561Contact us at FederatedInvestors.com or call 1-800-341-7400.Federated Securities Corp., DistributorQ455541 (9/21)© 2021 FederatedHermes, Inc.